p 6/26/02

01074868

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

RECD S.E.C.
FEB 9 2001

Form 13F

Form 13F COVER PAGE

CONFIDENTIAL TREATMENT DENIED

Report for the Calendar Year or Quarter Ended: Dec 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
is a restatement. [ ]

adds new holdings entries. [ ]

Institutional Investment Manager Filing this Report:

Name: Bunker Capital, LLC
Address: 411 West Putnam Avenue, Suite 420
Greenwich, Connecticut 06830

Form 13F File Number: 028-07834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Larry Leibowitz
Title: Managing Member
Phone: (203)863-7833

Signature, Place, and Date of Signing:

/s/ Larry Leibowitz   Greenwich, Connecticut   02/05/01

Greenwich, CT	2/5/01
[Signature]	[City, State]	[Date]

PROCESSED
OCT 3 0 2002
THOMSON
FINANCIAL

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name

RECEIVED
OFFICE OF THE SECRETARY
2001 FEB -9 PM 2:18

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 171

Form 13F Information Table Value Total: $259,481,846

The Institutional Investment Manager has requested confidential treatment for all positions listed in this report. No separate report has been filed with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Name of Issuer	CUSIP Number	Shares or Prn Amt	Fair Market Value	Investment Discretion	Managers	Voting Authority
AlcoaInc.	01381710	15,786	528,831	Sole	None	Sole
AppleComputerInc.	03783310	37,269	554,376	Sole	None	Sole
AbbottLaboratories	00282410	28,858	1,397,809	Sole	None	Sole
AdobeSystemsInc.	00724F10	20,580	1,197,499	Sole	None	Sole
ADCTelecommunications	00088610	80,805	1,464,591	Sole	None	Sole
AdelphiaCommunications	00684810	10,494	541,753	Sole	None	Sole
AutomaticDataProcessing	05301510	11,100	702,769	Sole	None	Sole
AmericanHomeProducts	02660910	23,480	1,492,154	Sole	None	Sole
AmericanInt'lGroupInc	02687410	42,065	4,146,032	Sole	None	Sole
AllstateCorporationThe	20002100	11,700	509,681	Sole	None	Sole
AlteraCorp.	21441100	45,625	1,200,508	Sole	None	Sole
AppliedMaterials	38222100	49,087	1,874,510	Sole	None	Sole
AppliedMicroCircuits	03822W10	27,454	2,059,908	Sole	None	Sole
AmgenInc.	00316210	53,078	3,393,675	Sole	None	Sole
Amazon.comInc.	02313510	16,416	255,474	Sole	None	Sole
AmericaOnlineInc.	02364J10	41,672	1,450,186	Sole	None	Sole
Ariba	04033V10	15,420	826,898	Sole	None	Sole
AtmelCorporation	04951310	24,122	280,418	Sole	None	Sole
AmericanExpressCompany	02581610	24,788	1,361,791	Sole	None	Sole
BoeingCompanyThe	09702310	16,800	1,108,800	Sole	None	Sole
BankofAmericaCorp.	06050510	28,600	1,312,025	Sole	None	Sole
BedBath&BeyondInc.	07589610	33,518	749,965	Sole	None	Sole
BEASystemsInc.	07332510	23,200	1,561,650	Sole	None	Sole
BiogenInc.	09059710	13,730	824,658	Sole	None	Sole
BankofNewYorkCo.The	06405710	13,700	756,069	Sole	None	Sole
BellSouthCorporation	07986010	33,400	1,367,313	Sole	None	Sole
BMCSoftwareInc.	05592110	17,554	245,756	Sole	None	Sole
BiometInc.	09061310	20,855	827,683	Sole	None	Sole
Bristol-MyersSquibbCo.	11012210	35,800	2,646,963	Sole	None	Sole
BroadcomCorporation	11132010	15,062	1,265,208	Sole	None	Sole
Anheuser-BuschCompanies	03522910	17,700	805,350	Sole	None	Sole
BroadVisionInc.	11141210	25,246	298,218	Sole	None	Sole
CitigroupInc.	17296710	91,007	4,647,045	Sole	None	Sole
ComputerAssociatesInt'l	20491210	10,968	213,876	Sole	None	Sole
ConAgraFoodsInc.	20588710	12,600	327,600	Sole	None	Sole
CarnivalCorporation	14365810	10,478	322,853	Sole	None	Sole
ClearChannelCommunic.	18450210	10,794	522,834	Sole	None	Sole
ConcordEFSInc.	20619710	18,478	811,877	Sole	None	Sole
ChironCorporation	17004010	22,895	1,018,828	Sole	None	Sole
CheckPointSoftwareTech	M2246510	10,500	1,402,406	Sole	None	Sole
ChevronCorporation	16675110	11,586	978,293	Sole	None	Sole
CIENACorporation	17177910	25,807	2,095,206	Sole	None	Sole
ChaseManhattanCorp.	16161A10	23,194	1,053,877	Sole	None	Sole
ComcastCorporation	20030020	47,377	1,977,990	Sole	None	Sole
ComverseTechnology	20586240	14,878	1,616,123	Sole	None	Sole
ConexantSystemsInc.	20714210	22,901	352,103	Sole	None	Sole
CostcoWholesaleCorp.	22160K10	26,508	1,058,663	Sole	None	Sole

CompaqComputerCorp.	20449310	30,000	451,500	Sole	None	Sole
CiscoSystemsInc.	17275R10	313,686	11,998,490	Sole	None	Sole
CintasCorporation	17290810	14,903	792,653	Sole	None	Sole
CitrixSystemsInc.	17737610	23,367	525,758	Sole	None	Sole
E.I.DuPontdeNemours	26353410	18,548	896,100	Sole	None	Sole
DellComputerCorporation	24702510	112,151	1,955,633	Sole	None	Sole
WaltDisneyCompanyThe	25468710	37,100	1,073,581	Sole	None	Sole
EchoStarCommunications	27876210	17,805	405,064	Sole	None	Sole
DowChemicalCompany	26054310	11,800	432,175	Sole	None	Sole
eBayInc.	27864210	13,005	429,165	Sole	None	Sole
EMCCorporation	26864810	37,724	2,508,646	Sole	None	Sole
EnronCorp.	29356110	13,100	1,088,938	Sole	None	Sole
LMEricssonTelephoneCo.	29482140	74,977	838,805	Sole	None	Sole
ExodusCommunications	30208810	31,780	635,600	Sole	None	Sole
FordMotorCompany	34537086	29,458	690,422	Sole	None	Sole
FleetBostonFinancial	33903010	15,902	597,319	Sole	None	Sole
FiservInc.	33773810	12,434	589,838	Sole	None	Sole
FlextronicsInternational	Y2573F10	31,500	897,750	Sole	None	Sole
FannieMae	31358610	18,405	1,596,634	Sole	None	Sole
SprintFONGroup	85206110	15,900	322,969	Sole	None	Sole
FreddieMac	31340030	13,102	902,400	Sole	None	Sole
FirstarCorporation	33763V10	17,174	399,296	Sole	None	Sole
FirstUnionCorporation	33735810	19,471	541,537	Sole	None	Sole
GilletteCompanyThe	37576610	17,800	643,025	Sole	None	Sole
GeneralElectricCompany	36960410	177,483	8,508,091	Sole	None	Sole
CorningIncorporated	21935010	15,900	839,719	Sole	None	Sole
GeneralMotorsCorp.	37044210	10,725	546,305	Sole	None	Sole
Gemstar-TVGuideInt'l	36866W10	30,799	1,420,604	Sole	None	Sole
GapInc.The	36476010	17,986	458,643	Sole	None	Sole
GlobalCrossingLtd.	G3921A10	15,844	226,767	Sole	None	Sole
HCA-TheHealthcareCo.	40411910	10,475	461,005	Sole	None	Sole
HomeDepotInc.The	43707610	41,299	1,886,848	Sole	None	Sole
HoneywellInternational	43851610	14,011	662,895	Sole	None	Sole
Hewlett-PackardCompany	42823610	35,418	1,117,881	Sole	None	Sole
IBM	45920010	31,406	2,669,510	Sole	None	Sole
ImmunexCorporation	45252810	51,128	2,077,075	Sole	None	Sole
IntelCorporation	45814010	290,725	8,739,920	Sole	None	Sole
IntuitInc.	46120210	21,250	838,047	Sole	None	Sole
i2TechnologiesInc.	46575410	28,603	1,555,288	Sole	None	Sole
JDSUniphaseCorporation	46612J10	82,489	3,438,760	Sole	None	Sole
Johnson&Johnson	47816010	25,900	2,721,119	Sole	None	Sole
JuniperNetworksInc.	48203R10	13,953	1,758,950	Sole	None	Sole
KLA-TencorCorporation	48248010	18,212	613,517	Sole	None	Sole
Kimberly-ClarkCorp.	49436810	10,400	735,176	Sole	None	Sole
Coca-ColaCompanyThe	19121610	43,840	2,671,500	Sole	None	Sole
KrogerCompanyThe	50104410	15,918	430,781	Sole	None	Sole
MBNACorporation	55262L10	16,100	594,694	Sole	None	Sole
LinearTechnologyCorp.	53567810	38,322	1,772,393	Sole	None	Sole
EliLilly&Co.	53245710	21,200	1,972,925	Sole	None	Sole

LucentTechnologiesInc.	54946310	59,569	804,182	Sole	None	Sole
Level3Communications	52729N10	16,931	555,548	Sole	None	Sole
McDonald'sCorporation	58013510	21,200	720,800	Sole	None	Sole
McLeodUSAInc.	58226610	34,107	481,761	Sole	None	Sole
MedtronicInc.	58505510	22,398	1,352,279	Sole	None	Sole
MedImmuneInc.	58469910	21,879	1,043,355	Sole	None	Sole
MerrillLynch&Co.Inc.	59018810	13,600	927,350	Sole	None	Sole
MetLifeInc.	59156R10	10,500	367,500	Sole	None	Sole
MetromediaFiberNetwork	59168910	37,665	381,358	Sole	None	Sole
MillenniumPharmaceutical	59990210	16,100	996,188	Sole	None	Sole
PhilipMorrisCompanies	71815410	41,200	1,812,800	Sole	None	Sole
MolexInc.	60855410	10,267	364,479	Sole	None	Sole
MotorolaInc.	62007610	38,975	789,244	Sole	None	Sole
Merck&Co.Inc.	58933110	42,019	3,934,029	Sole	None	Sole
MicrosoftCorporation	59491810	224,500	9,737,688	Sole	None	Sole
MicronTechnologyInc.	59511210	10,500	372,750	Sole	None	Sole
MorganStanleyDeanWitt.	61744644	19,400	1,537,450	Sole	None	Sole
MaximIntegratedProducts	57772K10	36,059	1,724,071	Sole	None	Sole
NortelNetworksCorp.	65656810	55,424	1,777,032	Sole	None	Sole
NetworkApplianceInc.	64120L10	28,214	1,810,986	Sole	None	Sole
NextelCommunications	65332V10	81,277	2,011,606	Sole	None	Sole
BankOneCorporation	06423A10	20,000	732,500	Sole	None	Sole
OracleCorporation	68389X10	263,303	7,652,244	Sole	None	Sole
PalmInc.	69664210	47,941	1,357,330	Sole	None	Sole
PaychexInc.	70432610	33,947	1,650,673	Sole	None	Sole
SprintPCSGroup	85206150	15,500	316,781	Sole	None	Sole
PepsiCoInc.	71344810	27,900	1,382,794	Sole	None	Sole
PfizerInc.	71708110	113,624	5,226,704	Sole	None	Sole
Procter&GambleCo.The	74271810	24,500	1,921,719	Sole	None	Sole
PharmaciaCorporation	71713U10	24,088	1,469,368	Sole	None	Sole
PMC-SierraInc.	69344F10	13,239	1,040,916	Sole	None	Sole
ParametricTechnology	69917310	30,207	405,907	Sole	None	Sole
PeopleSoftIncorporated	71271310	36,920	1,372,963	Sole	None	Sole
QwestCommunicationsInt.	74912110	27,872	1,142,752	Sole	None	Sole
QUALCOMMInc.	74752510	77,473	6,367,313	Sole	None	Sole
RationalSoftwareCorp.	75409P20	12,500	486,719	Sole	None	Sole
RoyalDutchPetroleumCo.	78025780	38,300	2,319,544	Sole	None	Sole
RFMicroDevicesInc.	74994110	12,447	341,515	Sole	None	Sole
SanminaCorporation	80090710	14,192	1,087,462	Sole	None	Sole
SBCCommunicationsInc.	78387G10	60,375	2,882,906	Sole	None	Sole
StarbucksCorporation	85524410	19,929	881,858	Sole	None	Sole
CharlesSchwabCorp.The	80851310	26,150	742,006	Sole	None	Sole
SiebelSystemsInc.	82617010	43,813	2,962,854	Sole	None	Sole
Schering-PloughCorp.	80660510	27,900	1,583,325	Sole	None	Sole
SaraLeeCorp.	80311110	19,200	471,600	Sole	None	Sole
SouthernCompanyThe	84258710	12,900	428,925	Sole	None	Sole
StaplesInc.	85503010	29,650	350,241	Sole	None	Sole
PanAmSatCorporation	69793310	14,472	501,998	Sole	None	Sole
Smurfit-StoneContainer	83272710	16,650	248,709	Sole	None	Sole

SunMicrosystemsInc.	86681010	158,340	4,413,728	Sole	None	Sole
SyscoCorporation	87182910	12,136	364,080	Sole	None	Sole
AT&TCorporation	00195710	67,005	1,160,024	Sole	None	Sole
TargetCorporation	87612E10	16,406	529,094	Sole	None	Sole
TellabsInc.	87966410	23,182	1,309,783	Sole	None	Sole
TimeWarnerInc.	88731510	23,731	1,239,708	Sole	None	Sole
TexasInstruments	88250810	31,500	1,492,313	Sole	None	Sole
TycoInt'l.Ltd.(NEW)	90212410	31,066	1,724,163	Sole	None	Sole
UnileverN.V.	90478470	10,142	638,312	Sole	None	Sole
USANetworksInc.	90298410	24,351	473,323	Sole	None	Sole
U.S.Bancorp(NEW)	90297310	13,552	395,549	Sole	None	Sole
ViacomInc.	92552430	27,095	1,266,691	Sole	None	Sole
VeriSignInc.	92343E10	12,715	943,294	Sole	None	Sole.
VeritasSoftwareCorp.	92343610	35,132	3,074,050	Sole	None	Sole
VoiceStreamWirelessCorp	92861510	17,485	1,759,428	Sole	None	Sole
VitesseSemiconductor	92849710	15,457	854,965	Sole	None	Sole
VerizonCommunications	92343V10	48,771	2,444,647	Sole	None	Sole
WalgreenCompany	93142210	19,900	832,069	Sole	None	Sole
WorldComInc.	98157D10	124,361	1,748,827	Sole	None	Sole
WellsFargo&Company	94974610	29,542	1,645,120	Sole	None	Sole
WasteManagementInc.NEW	94106L10	10,843	300,893	Sole	None	Sole
Wal-MartStoresInc.	93114210	81,122	4,309,606	Sole	None	Sole
XilinxIncorporated	98391910	38,790	1,789,189	Sole	None	Sole
ExxonMobilCorporation	30231G10	62,624	5,444,374	Sole	None	Sole
NextlinkCommunications	98376410	20,671	368,202	Sole	None	Sole
Yahoo!Inc.	98433210	26,148	788,526	Sole	None	Sole